Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Schedule of Fuel Sensitivity

	As of December 31,
	2022	2021	2020
	Operating costs	Operating costs	Operating costs
	(In thousands of U.S. dollars)
+ US$0.01 per gallon	3,399	2,731	1,762
- US$0.01 per gallon	(3,399)	(2,731)	(1,762)

Schedule of foreign exchange exposure

	Mexican Pesos		Others*

	(In thousands of U.S. dollars)
Assets:
Cash, cash equivalents and restricted cash	US$	39,962	US$	6,129
Other accounts receivable, net		66,254		12,595
Guarantee deposits		23,981		252
Other assets		—		—
Derivative financial instruments		1,585		—
Total assets	US$	131,782	US$	18,976

Liabilities:
Financial debt	US$	133,837	US$	—
Lease liabilities		17,003		103
Suppliers		124,374		1,496
Other liabilities		81,378		1,277
Total liabilities	US$	356,592	US$	2,876
Net foreign currency position	US$	(224,810)	US$	16,100

* The foreign exchange exposure includes: Quetzales, Colombian pesos and Colones.

	Mexican Pesos		Others*

	(In thousands of U.S. dollars)
Assets:
Cash, cash equivalents and restricted cash	US	39,728	US	6,102
Other accounts receivable, net		9,412		495
Guarantee deposits		—		329
Total assets	US	49,140	US	6,926

Liabilities:
Financial debt	US	132,367	US	—
Lease liabilities		—		77
Suppliers		159,842		6,202
Other taxes and fees payable		111,766		16,378
Total liabilities	US	403,975	US	22,657
Net foreign currency position	US	(354,835)	US	(15,731)

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2022
		Within one	One to five
		year	years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	62,209	US$	75,698	US$	137,907
Asset backed trust note (“CEBUR”) (Note 5)		30,128		86,082		116,210
Working Capital Facilities (Note 5)		18,077		—		18,077

Lease liabilities:
Aircraft, engines, land and buildings leases		335,620		2,373,103		2,708,723
Aircraft and engine lease return obligation		5,012		244,454		249,466
Total	US$	451,046	US$	2,779,337	US$	3,230,383

	December 31, 2021
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	171,771	US$	—	US$	171,771
Asset backed trust note (“CEBUR”) (Note 5)		24,291		109,311		133,602

Lease liabilities:
Aircraft, engines, land and buildings leases		283,843		2,128,294		2,412,137
Aircraft and engine lease return obligation		21,949		166,930		188,879
Total	US$	501,854	US$	2,404,535	US$	2,906,389

Summary of impact on the equity due to changes in the fair value of forward exchange contracts

	Change in	Effect on profit
	MXN$ rate	before tax
		(In thousands of
		U.S. dollars)
2022	+5%	US$	(10,436)
	-5%		10,436

	Change in	Effect on profit
	MXN$ rate	before tax
		(In thousands of U.S.
		dollars)
2021	+5%	US$	(18,528)
	-5%		18,528

	Change in	Effect on profit
	USD$ rate	before tax
		(In thousands of
		U.S. dollars)
2021	+5%	US$	(80,919)
	-5%		80,919

Schedule of sensitivity analysis of change in fair value of interest hedging instrument

	Change in
	interest rate	Effect on cap*
		(In thousands of U.S.
		dollars)
2022	+0.50%	US$	(121)
	-0.50%		121

2021	+0.01%	US$	(2)
	-0.01%		2

* The effect would affect OCI in relation to the interest rate caps.

	Change in
	interest rate	Effect on cap*
		(In thousands of
		U.S. dollars)
2022	+0.50%	US$	(590)
	-0.50%		590

2021	+0.01%	US$	(8)
	-0.01%		8

Schedule of debt sensitivity analysis

	Year ended December 31, 2022		Year ended December 31, 2021
	+ 100 BP	- 100 BP	+ 100 BP	- 100 BP

	(In thousands of U.S. dollars)
Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”)	961	(961)	1,751	(1,751)
Asset backed trust notes (“CEBUR”) (1)	1,320	(1,320)	867	(867)
Banco Sabadell S.A., Institución de Banca Múltiple (“Sabadell”)	49	(49)	91	(91)
Banco Santander México, S.A. y Banco Nacional de Comercio Exterior, S.N.C. (“Santander-Bancomext 2022”)	96	(96)	—	—
JSA International U.S. Holdings, LLC (PDP JSA)	88	(88)	—	—
GY Aviation Lease 1714 Co. Limited (PDP CDB)	38	(38)	—	—
Incline II B Shannon 18 Limited (PDP BBAM)	224	(224)	—	—
Oriental Leasing 6 Company Limited (PDP CMB)	19	(19)	—	—
Banco Actinver S.A., Institución de banca múltiple (“Actinver”)	6	(6)	—	—
Total	2,801	(2,801)	2,709	(2,709)

(1) Every Trust Note (CEBUR) issuance has a 10% CAP on TIIE 28 to limit interest payments to increasing rates.